Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	$ 153,027	$ 127,372
Amounts offset in the balance sheet	4,334	1,224
Net amounts presented in balance sheet	148,693	126,148
Impact of master netting agreements	36,604	23,457
Securities received as collateral	95,384	94,802
Cash collateral	4,993	2,832
Net amount	11,712	5,057
Gross amounts (Financial Liabilities)	123,367	111,478
Amounts offset in the balance sheet	4,334	1,224
Net amounts presented in balance sheet	119,033	110,254
Impact of master netting agreements	36,604	23,457
Securities pledged as collateral	73,385	78,441
Cash collateral	3,564	2,975
Net amount	5,480	5,381
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	115,863	104,949
Amounts offset in the balance sheet	3,985	945
Net amounts presented in balance sheet	111,878	104,004
Impact of master netting agreements	17,302	9,919
Securities received as collateral	92,066	93,062
Cash collateral	194	82
Net amount	2,316	941
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	37,164	22,423
Amounts offset in the balance sheet	349	279
Net amounts presented in balance sheet	36,815	22,144
Impact of master netting agreements	19,302	13,538
Securities received as collateral	3,318	1,740
Cash collateral	4,799	2,750
Net amount	9,396	4,116
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)	30,724	23,877
Amounts offset in the balance sheet	349	279
Net amounts presented in balance sheet	30,375	23,598
Impact of master netting agreements	19,302	13,538
Securities pledged as collateral	3,011	1,940
Cash collateral	3,301	2,971
Net amount	4,761	5,149
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)	92,643	87,601
Amounts offset in the balance sheet	3,985	945
Net amounts presented in balance sheet	88,658	86,656
Impact of master netting agreements	17,302	9,919
Securities pledged as collateral	70,374	76,501
Cash collateral	263	4
Net amount	$ 719	$ 232